MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES, AND JUDGEMENTS	6 Months Ended
Jun. 30, 2026
Material Accounting Policy Information Estimates And Judgements
MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES, AND JUDGEMENTS

3.	MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES, AND JUDGEMENTS

The preparation of condensed consolidated interim financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed consolidated interim financial statements and reported amounts of revenue and expenses during the reporting period. Actual outcomes could differ from these estimates. These condensed consolidated interim financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the condensed consolidated interim financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods.

These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Accounting policy added in the quarter

Business Combinations

The acquisition method of accounting is used to account for the acquisition of businesses by the Company. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued, and debt incurred or assumed at the acquisition date. Costs directly attributable to the acquisition are expensed in the period incurred. The fair value of the assets and liabilities acquired is determined and compared to the fair value of the consideration paid. If the fair value of the consideration paid exceeds the fair value of the net assets acquired, then goodwill is recognized.

Goodwill

Goodwill represents the excess of value of the consideration transferred over the fair value of the net identifiable assets and liabilities acquired in a business combination. Goodwill is allocated to the cash generating unit to which it relates.

Addition to the impairment of non-financial assets section of Financial Instruments

Impairment of non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If indicators exist, then the asset’s recoverable amount is estimated. The recoverable amounts of the following types of intangible assets are measured annually, whether or not there is any indication that it may be impaired:

●	an intangible asset with an indefinite useful life;
●	an intangible asset not yet available for use; and
●	goodwill recognized in a business combination.

The recoverable amount of an asset or cash-generating unit (“CGU”) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest identifiable group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in the condensed consolidated statement of comprehensive loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

3.	MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES AND JUDGEMENTS (CONT’D)

In respect of assets other than goodwill and intangible assets that have indefinite useful lives, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed in a subsequent period when there has been an increase in the recoverable amount of a previously impaired asset or CGU. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the financial position reporting date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Critical accounting estimates:

a)	The value of inventories carried at the lower of cost and net realizable value;
b)	The measurement and recognition of deferred income tax assets and liabilities;
c)	Recoverable amount of CGU;
d)	Share-based payments;
e)	The measurement of the purchase price and identification of assets acquired and liabilities assumed in business combinations;
f)	Investments in private companies;
g)	Expected credit losses on trade receivables and notes receivable; and
h)	Useful lives of equipment and intangible assets

Critical accounting judgments:

a)	The determination of categories of financial assets and financial liabilities;
b)	The evaluation of the Company’s ability to continue as a going concern;
c)	Determination of the functional currency of the entity and its subsidiaries; and
d)	The assessment of indications of impairment of intangible assets.